Cover Page	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	S&T BANCORP INC
Entity Incorporation, State or Country Code	PA
Entity File Number	0-12508
Entity Tax Identification Number	25-1434426
Entity Address, Address Line One	800 Philadelphia Street
Entity Address, City or Town	Indiana
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15701
City Area Code	800
Local Phone Number	325-2265
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $2.50 par value
Trading Symbol	STBA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000719220